Organization - Schedule of Fair Values of the Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Feb. 19, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents		$ 1,135
Accounts receivable		449
Other receivables		2,893
Other current assets		23
Property and equipment		9,947
Goodwill	$ 4,235	4,235
Total assets		18,682
Liabilities
Accounts payable		1,311
Other current liabilities		31
Total liabilities		1,342
Net asset of Uni-Titan		17,340
Minus: fair value of non-controlling interests		5,393
Total purchase consideration		$ 11,947